OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Schedule of composition of other provisions

Other provisions:

	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Provision for contingencies (1)
Tax contingencies	1,913	1,425	258,305	313,064	260,218	314,489
Civil contingencies	497	993	62,858	56,413	63,355	57,406
Labor contingencies	373	225	28,360	29,307	28,733	29,532
Other	-	-	15,187	15,046	15,187	15,046
Provision for European Commision investigation (2)	-	-	9,883	8,664	9,883	8,664
Total other provisions (3)	2,783	2,643	374,593	422,494	377,376	425,137

(1)	Provisions for contingencies:

The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage.

The civil contingencies correspond to different demands of civil order filed against the Company.

The labor contingencies correspond to different demands of labor order filed against the Company.

The Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.

(2)	Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.

(3)	Total other provision at December 31, 2017, and 2016, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.

Schedule of movement of other provisions

Movement of provisions:

		European
	Legal	Commission
	claims (1)	Investigation (2)	Total
	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2015	705,552	9,999	715,551
Increase in provisions	54,675	-	54,675
Provision used	(19,522)	-	(19,522)
Difference by subsidiaries conversion	(220,266)	-	(220,266)
Reversal of provision	(100,740)	-	(100,740)
Exchange difference	(1,246)	(1,033)	(2,279)
Closing balance as of December 31, 2015	418,453	8,966	427,419

Opening balance as of January 1, 2016	418,453	8,966	427,419
Increase in provisions	141,797	-	141,797
Provision used	(21,997)	-	(21,997)
Difference by subsidiaries conversion	79,396	-	79,396
Reversal of provision	(201,425)	-	(201,425)
Exchange difference	249	(302)	(53)
Closing balance as of December 31, 2016	416,473	8,664	425,137

Opening balance as of January 1, 2017	416,473	8,664	425,137
Increase in provisions	106,943	-	106,943
Provision used	(14,860)	-	(14,860)
Difference by subsidiaries conversion	(5,830)	-	(5,830)
Reversal of provision	(135,109)	-	(135,109)
Exchange difference	(124)	1,219	1,095
Closing balance as of December 31, 2017	367,493	9,883	377,376

(1)	Cumulative balances include judicial deposit delivered as security, with respect to the "Aerovía Fundo" (FA), for US $ 100 million, made in order to suspend the application of the tax credit. The Company is discussing in the Court the constitutionality of the requirement made by FA in a lawsuit. Initially it was covered by the effects of a precautionary measure, this means that the Company would not be obliged to collect the tax, as long as there is no judicial decision in this regard. However, the decision taken by the judge in the first instance was published unfavorably, revoking the injunction. As the lawsuit is still underway (TAM appealed this first decision), the Company needed to make the judicial deposit, for the suspension of the enforceability of the tax credit; deposit that was classified in this item, discounting the existing provision for this purpose. Finally, if the final decision is favorable to the Company, the deposit made will return to TAM. On the other hand, if the court confirms the first decision, said deposit will become a final payment in favor of the Government of Brazil. The procedural stage as of December 31, 2017 is described in Note 31 in the Role of the case 2001.51.01.012530-0.

(2)	European Commission Provision:

Provision constituted on the occasion of the process initiated in December 2007 by the General Competition Directorate of the European Commission against more than 25 cargo airlines, among which is Lan Cargo SA, which forms part of the global investigation initiated in 2006 for possible infractions of free competition in the air cargo market, which was carried out jointly by the European and United States authorities.

With respect to Europe, the General Directorate of Competition imposed fines totaling € 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A. For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of € 8,220,000 (eight million two hundred and twenty thousand Euros), for these infractions, an amount that was provisioned in the financial statements of LATAM. On January 24, 2011, LATAM Airlines Group S.A. and Lan Cargo S.A. They appealed the decision before the Court of Justice of the European Union. On December 16, 2015, the European Court resolved the appeal and annulled the Commission's Decision. The European Commission did not appeal the judgment, but on March 17, 2017, the European Commission again adopted its original decision to impose on the eleven lines original areas, the same fine previously imposed, amounting to a total of 776,465,000 Euros In the case of LAN Cargo and its parent, LATAM Airlines Group S.A. imposed the same fine of 8.2 million Euros. The procedural stage as of December 31, 2017 is described in Note 31 in section (ii) judgments received by LATAM Airlines Group S.A. and Subsidiaries.